Employee Benefit Plans - Stock option activity and related information for its option plans (Details) - Restricted stock - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Stock Awards
Outstanding at beginning of year	71,100	62,700
Granted	0	8,400
Outstanding at year end	71,100	71,100
Weighted Average Price Per Share
Outstanding at beginning of year	$ 16.82	$ 16.72
Grants	0.00	17.57
Outstanding at year end	$ 16.82	$ 16.82
Stock Awards
Vested shares at year end			29,408	15,644
Unvested shares at year end			41,692	55,456
Total outstanding shares at year end	71,100	71,100	71,100	71,100
Vested shares at year end - Weighted Average Price Per Share			$ 16.78	$ 16.72
Unvested shares at year end - Weighted Average Price Per Share			$ 16.85	$ 16.85